 PRESIDENT'S LETTER



Dear Oberweis Funds Shareholder:
The surprisingly strong returns of this past year once again underscore the old Wall Street adage "the Market tends to do what we least expect." After an exceptionally strong 1995 (Emerging Growth up 42.6%, S&P 500 up 37.6%, and the Russell 2000 up 28.4%) I expected only single digit gains (or worse) in 1996. Instead, we Emerging Growth Portfolio shareholders were treated to a 22.5% return in 1996. Micro-Cap Portfolio shareholders who bought at the beginning of the year, when Micro-Cap began operations, were treated to a 22.8% return, though if you bought later in the year, returns were not as good. In fact, demand for the Micro-Cap Portfolio shares was so strong that we had to close the fund in May to new shareholders which, in hindsight, may have been good since small growth stocks generally did not do well during the second half of the year. It was reopened in November, but will close again when assets reach $60 million. The Mid-Cap Portfolio started operations on September 15 and generally outperformed Micro-Cap and Emerging Growth during the last three and a half months of the year, gaining 2.9%. Last year's surprisingly strong market reemphasizes the importance of long term investing and staying fully invested at all times so as not to miss these big gains when they occur.

As you know, our funds invest only in rapidly growing companies, generally companies growing both in revenues and earnings at a rate in excess of 30%. In fact, at the end of the year, the average growth rate for earnings in the most recently reported quarter was nearly 70% for Emerging Growth, nearly 60% for Micro-Cap, and nearly 90% for Mid-Cap. Revenue growth rates for the same period were 110% for Emerging Growth, 72% for Micro-Cap, and 84% for Mid-Cap. Thus these are very unusual companies that we are buying for all three portfolios. We also try to buy them as cheaply as we possibly can, based on a ratio of their PE to growth rate. We try never to pay a PE greater than half the growth rate, though for the larger Mid-Cap companies, we sometimes have to pay a little higher PE. This means that if a company is growing at 60% a year, we are willing to pay a PE of up to 30, based on our earnings estimate for the next year. But if a company is growing at only 40%, we don't want to pay a PE greater than 20. At times (like the first five months of last year) that strategy works wonderfully well. At other times such as the last seven months of last year, it doesn't work as well. But over five to ten year periods, the ups and downs of the strategy tend to even out and produce above average market returns, as they have for the last ten years of the Emerging Growth Portfolio, though obviously there are no guarantees that it will continue to work as well in the future.

The Emerging Growth Portfolio generally invests in relatively small companies, typically companies with a market cap between $100 million and $1 billion. The Micro-Cap portfolio generally invests in companies with even smaller market caps at the time of purchase, while the Mid-Cap generally invests in companies with larger market caps, usually between $1 and $5 billion, though those ranges are somewhat flexible, depending on overall market levels and which portfolio has cash available at any given time.

A money market fund is now available for your convenience should you choose to temporarily switch out of our funds, but I must emphasize that I believe that attempting to switch in or out of our funds in an attempt to time the market is an unwise investment choice. I suggest diversifying your investment dollars among our three funds and other investments which you deem appropriate for your risk tolerance, and then staying with those investments for at least a five to ten year period or until your investment needs change.

Finally, I would again like to sincerely thank you for investing with me in our funds. Share prices can be quite volatile on a day-to-day basis, but over the long run, accepting that volatility should produce reasonable rewards. If you have any questions about your account, please call shareholder services at 800-245-7311 between 8:00 AM and 5:00 PM central time, Monday through Friday. If you have any questions about the fund's portfolios or investment policies, please feel free to call me or any of our three portfolio managers, Martin Yokosawa, my son Jim Oberweis, or Jane Snorek, C.F.A., our new director of research. We're usually available from 7:30 AM until 6:00 PM during the week and from 9:30 until noon on Saturday. If you are in the Chicago area, we would be glad to have you visit our new office at 951 Ice Cream Drive in North Aurora, Illinois. We're located on the East-West Tollway (I-88) at Randall Road (take the Route 31 exit). You might even get to try some of the world's best ice cream.

              Sincerely,

              /s/ James D. Oberweis
              James D. Oberweis
              President

 MANAGEMENT DISCUSSION AND ANALYSIS

The Oberweis Emerging Growth Portfolio is positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on the fast growing companies. The market for such companies was particularly strong during the first five months of 1996 but relatively weak during the last seven months of the year. Nevertheless, both the Micro-Cap Portfolio and the Emerging Growth Portfolio had strong years with gains of 22.8% and 22.5% respectively. These results were well ahead of the 16.4% increase achieved by the small-cap oriented Russell 2000 Index and comfortably ahead of the 22.3% return of the S&P 500 indexed funds and the 19.5% average return of all equity funds. Most of the gains, however, occurred during the first half of the year. In fact, the Micro-Cap Portfolio showed a decline during the second half of the year. The Emerging Growth Portfolio's one-year, five-year and life-of-Portfolio returns are all substantially above the Russell 2000 Index, the NASDAQ Composite, and most other broad stock market averages. The Mid-Cap Portfolio began operations on September 15, 1996, and gained 2.9% during the last 3 1/2 months of the year, a relatively difficult period for small growth stocks. We continue to believe that investing in rapidly growing companies using our "octagon" criteria will produce above average long term investment results, though, of course, there are no guarantees. Continued strong earning growth in 1996 tended to cause investors to increase the price they were willing to pay for each $1 of corporate earnings, pushing stock prices sharply higher. The relatively strong performance of the stocks of large blue-chip companies in 1996 was a result of large sums of money moving quickly into equity mutual funds. Portfolio Managers tended to move these funds into large, liquid stocks, driving those stocks even higher.

The Portfolio's performance was helped by a continuing reduction in expenses. In 1996 the Emerging Growth Portfolio's expense ratio declined to 1.48% from 1.73% in 1995, and from 1.78% in 1994. The Micro-Cap Portfolio had a 1.94% expense ratio for its first year and the Mid-Cap Portfolio had a 2% expense ratio after reimbursement. Those ratios should decline if the fund sizes increase significantly in 1997. The Portfolios are not specifically committed to a "Growth" style of investing, where stocks are purchased (regardless of their price) based on the manager's expectation of growing earnings. Nor are the Portfolios subject to "momentum" style of investing where the stock are purchased solely because they are moving up in price. Typically, the Portfolios seek to buy companies whose revenues and earnings are growing at a rate in excess of 30% per annum, and whose shares sell at a PE not greater than one-half of the company's rate of growth. This strategy combines the best features of growth and value investing. Historically, most of the companies identified by this strategy are smaller than the median New York Stock Exchange-listed company, although there are notable exceptions. A majority of portfolio companies have generally been traded over-the-counter. Portfolio turnover in 1996 was a relatively low 64%, down slightly from 1995's 79% for the Emerging Growth and 70% and 21% respectively for Micro-Cap and Mid-Cap.

-------------------------------------------------------------------------------

                          AVERAGE ANNUAL RETURNS (1)
                        PERIODS ENDED DECEMBER 31, 1996

                                      1     5   SINCE INCEPTION
                                    YEAR  YEAR     (1/7/87)
---------------------------------------------------------------
Oberweis Emerging Growth Portfolio  22.5% 16.0%      16.9%
Standard & Poor's 500               23.0% 15.2%      14.7%
Russell 2000 Index                  16.4% 15.7%      11.7%

                             [GRAPH APPEARS HERE]


          Oberweis Emerging
          Growth Portfolio     Standard & Poor's 500     Russell 2000 Index
          -----------------    ---------------------     ------------------
               $10,000                $10,000                  $10,000
1987            $9,094                 $9,948                   $8,537
1988            $9,612                $11,598                  $10,664
1989           $12,012                $15,267                  $12,395
1990           $12,062                $14,822                   $9,977
1991           $22,573                $19,345                  $14,571
1992           $25,653                $20,822                  $17,254
1993           $28,147                $22,909                  $20,515
1994           $27,157                $23,206                  $20,166
1995           $38,716                $31,927                  $25,902
1996           $47,413                $39,254                  $30,169

MANAGEMENT DISCUSSION AND ANALYSIS

                          AVERAGE ANNUAL RETURNS (1)
                        PERIOD ENDED DECEMBER 31, 1996

                              SINCE INCEPTION
                                 (1/1/96)
---------------------------------------------
Oberweis Micro-Cap Portfolio       22.8%
Standard & Poor's 500              23.0%
Russell 2000 Index                 16.4%

                             [GRAPH APPEARS HERE]

          Oberweis Micro-Cap
               Portfolio        Standard & Poor's 500     Russell 2000 Index
          ------------------    ---------------------     ------------------
  1/1/96       $10,000                $10,000                  $10,000
 3/30/96       $12,270                $10,538                  $10,510
 6/30/96       $13,920                $11,005                  $11,035
 9/30/96       $13,710                $11,350                  $11,068
12/31/96       $12,280                $12,295                  $11,647

-------------------------------------------------------------------------------

                          AVERAGE ANNUAL RETURNS (1)
                        PERIOD ENDED DECEMBER 31, 1996

                                 SINCE INCEPTION
                                    (9/15/96)
------------------------------------------------
Oberweis Mid-Cap Portfolio            2.9%
Standard & Poor's Mid-Cap Index       7.5%

                             [GRAPH APPEARS HERE]

          Oberweis Mid-Cap      Standard & Poor's
              Portfolio           Mid-Cap Index
          ----------------      -----------------
 9/15/96       $10,000                $10,000
 9/30/96       $10,260                $10,175
10/31/96       $10,230                $10,192
11/30/96       $10,730                $10,750
12/31/96       $10,290                $10,749

(1) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Standard & Poor's Indicies are unmanaged indicies generally representative of the U.S. stock market. The Russell 2000 Index is an unmanaged index consisting of 2000 small cap securities with an average market capitalization of approximately $255 million. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

OBERWEIS EMERGING GROWTH PORTFOLIO

 PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1996 (value in thousands)

 Equity Securities - 98.7%

 Shares    Company (Closing Price)                      Value
           AEROSPACE--0.2%
    36,900 UNC, Inc. @12.000                           $    443
           CHEMICALS--SPECIALTY--2.2%
    15,000 *MacDermid, Inc. @27.500                         412
 **100,000 Zoltek Companies, Inc. @36.375                 3,637
                                                          4,049
           COMMERCIAL SERVICES--4.1%
    18,500 Abacus Direct Corp. @18.750                      347
  **30,000 Apac Teleservices, Inc. @38.375                1,151
    30,000 Donnelly Enterprise Sol @24.500                  735
  **60,000 Employee Solutions, Inc. @20.500               1,230
    30,000 Investment Technology Group @19.250              577
     5,000 Lason, Inc. @20.500                              103
    50,000 NCO Group, Inc. @16.875                          844
    28,000 Precision Response Corp. @35.125                 983
    46,500 RTW, Inc. @18.375                                854
    49,100 Visage Technologies, Inc. @14.500                712
                                                          7,536
           COMPUTER--GRAPHICS--1.2%
   100,000 3D Labs, Inc. Ltd. @23.000                     2,300
           COMPUTER--INTEGRATED SYSTEMS--2.2%
 **130,500 Brooktrout Technology, Inc. @28.000            3,654
    10,000 *Jack Henry & Associates @35.750                 358
                                                          4,012
           COMPUTER--LOCAL NETWORKS--2.3%
     6,000 Ascend Communications, Inc. @62.125              373
   120,000 Ace Comm Corp. @15.000                         1,800
    70,000 Larscom, Inc. CL A @11.375                       796
    27,000 Wandel & Golterman
           Technology @29.250                               790
    15,000 Xlconnect Solutions, Inc. @28.750                431
                                                          4,190
           COMPUTER--MEMORY DEVICES--2.7%
  **20,000 Network Appliance, Inc. @50.875                1,017
   160,000 Silicon Storage Technologies, Inc. @4.875        780
   130,000 Smart Modular Technologies,
           Inc. @25.125                                   3,266
                                                          5,063
           COMPUTER--PERIPHERALS--4.6%
   110,000 Eltron International, Inc. @20.125             2,214
   132,000 Mylex Corp. @12.500                            1,650
    50,000 Splash Tech Holdings, Inc. @21.500             1,075
  **50,000 *U.S. Robotics Corporation @72.000             3,600
                                                          8,539

 Shares    Company (Closing Price)                   Value
           COMPUTER--SERVICES--1.3%
    20,000 Cotelligent Group, Inc. @24.125          $    482
    20,000 E-Trade Group, Inc. @11.500                   230
    70,000 Ozemail LTD--ADR @8.500                       595
    25,000 Renaissance Solutions, Inc. @44.750         1,119
                                                       2,426
           COMPUTER--SOFTWARE--15.5%
 **100,000 Applix, Inc. @21.875                        2,187
  **30,000 Aspen Technology, Inc. @80.250              2,408
  **20,500 Citrix Sysytems, Inc. @39.062                 801
    50,000 Elcom International, Inc. @7.875              394
  **40,000 Electronics for Imaging @82.250             3,290
     5,000 Enterprise Systems, Inc. @23.500              117
    30,000 Hummingbird Communication @28.375             851
    80,000 I A Corporations @5.875                       470
    30,000 Legato Systems, Inc. @32.625                  979
    20,000 Lightnridge, Inc. @8.562                      171
  **16,800 Mcafee Associates, Inc. @44.000               739
    20,000 Memco Software, Ltd. @17.625                  352
    17,000 Natural Microsystems Corp. @31.500            535
    40,000 Periphonics Corporation @29.250             1,170
   100,000 Physician Computer Network @8.500             850
    25,000 Project Software & Development @42.375      1,059
    30,000 Raptor Sysytems, Inc. @20.125                 604
    52,500 Remedy Corp. @53.750                        2,822
    40,000 SQA, Inc. @33.250                           1,330
    25,500 Scopus Technology, Inc. @46.500             1,186
    60,000 Simulation Sciences, Inc. @14.875             893
    30,000 Structural Dynamic Research @20.000           600
    30,000 Summit Design, Inc. @10.250                   307
    10,000 Systemsoft Corp. @14.875                      149
    85,000 Technomatix Technologies, Inc. @26.500      2,252
    25,600 Unison Software, Inc. @26.750                 685
  **30,000 Veritas Software Corp. @49.750              1,493
                                                      28,694
           DIVERSIFIED OPERATIONS--0.3%
    50,000 Griffon Corporation @12.250                   612
           DRUGS--1.3%
    20,000 Biovail Corp. International @25.625           512
  **40,000 Dura Pharmaceuticals, Inc. @47.750          1,910
                                                       2,422
           ELECTRICAL & ELECTRONIC EQUIPMENT--0.6%
    47,500 Proxim, Inc. @23.000                        1,093

See notes to Portfolio of Investments.

 Shares    Company (Closing Price)                    Value
           ELECTRONICS--COMPONENTS/
           SEMICONDUCTORS--9.5%
  **60,000 Atmel Corp. @33.125                       $  1,988
  **60,000 DSP Communications, Inc. @19.375             1,162
    15,000 DuPont Photomask, Inc. @45.375                 681
  **72,000 ESS Technology @28.125                       2,025
  **53,000 ETEC Systems, Inc. @38.250                   2,027
    70,000 Flextronics International, Ltd. @27.750      1,942
   112,000 IKOS Systems @20.000                         2,240
    50,000 Quickturn Design Systems @20.500             1,025
    50,000 Speedfam International, Inc. @28.500         1,425
   110,000 Supertex, Inc. @13.125                       1,444
  **20,000 Uniphase Corp. @52.500                       1,050
    36,500 Zoran Corp. @18.000                            657
                                                       17,666
           ELECTRONICS--LASER SYSTEMS/
           COMPONENTS--1.9%
    40,000 *American Precision Industry @20.000           800
    15,000 Chicago Miniature Lamp,Inc. @41.500            623
    10,000 Coherent, Inc. @42.250                         422
    35,000 Cymer, Inc. @48.125                          1,684
                                                        3,529
           ELECTRONICS--MEASURING EQUIPMENT--0.5%
    50,000 Integrated Measurement, Inc. @17.375           869
           ELECTRONICS--MISCELLANEOUS
           COMPONENTS--3.7%
    10,000 Peerles Systems Corp. @17.000                  170
    50,000 Powerwave Technologies, Inc. @14.625           731
    25,000 Radisys Corp. @48.750                        1,219
    50,000 Sawtech, Inc. @39.625                        1,981
    20,000 *Technitrol, Inc. @38.375                      768
   260,000 WPI Group, Inc. @7.625                       1,982
                                                        6,851
           FINANCIAL--BUSINESS SERVICES--1.9%
   125,000 Advance Paradigm, Inc. @20.750               2,594
    16,500 Claremont Technology Group @26.250             433
     7,500 Intelligroup, Inc. @11.000                      83
    20,000 Nova Corp. @22.125                             443
                                                        3,553
           FINANCIAL--CONSUMER LOANS--0.8%
    44,000 Olympic Financial, Ltd. @14.375                632
    10,000 Southern Pacific Funding @31.125               311
    15,000 Texas Regional Bancshare @34.000               510
                                                        1,453

 Shares       Company (Closing Price)                 Value
              FOOD--MISCELLANEOUS--0.8%
    10,000    Jutrzenka @18.825                      $    188
   165,000    Unimark Group, Inc. @7.750                1,279
                                                        1,467
              HEALTH MAINTENANCE ORGANIZATION--0.3%
    15,000    Compdent Corp. @35.250                      529
              LEISURE & RECREATION PRODUCTS--3.0%
    50,000    IMAX Corp. @31.000                        1,550
   101,250    Regal Cinemas, Inc. @30.750               3,113
    50,000    Suburban Lodges of America @16.000          800
                                                        5,463
              MACHINERY--3.7%
    26,000    *Chart Industries, Inc. @17.125             445
    20,000    *D.T. Industries, Inc. @35.000              700
   300,000    *JLG Industries @16.000                   4,800
    20,000    PRI Automation, Inc. @45.500                910
                                                        6,855
              MEDICAL EQUIPMENT & SUPPLIES--2.5%
    60,000    ESC Medical Systems, Ltd. @25.500         1,530
    22,500    Parexel International Corp. @51.625       1,162
    52,500    Qiagen NA @25.750                         1,352
    10,000    Quintiles Transnational @66.250             663
                                                        4,707
              MEDICAL--NURSING HOMES/
              OUTPATIENT CARE--4.0%
    37,500    American Homepatient, Inc. @27.250        1,022
    10,000    American Medical Response @32.500           325
   125,630    FPA Medical Management, Inc. @22.375      2,811
    30,000    National Surgery Centers @38.000          1,140
   120,000    Prime Medical Services, Inc. @10.875      1,305
     5,060    Retirement Care Associates,
              Inc. PH @8.250                               42
   101,194(a) Retirement Care Associates,
              Inc. RS @7.260                              735
                                                        7,380
              MEDICAL--RESEARCH--0.7%
   100,000    Bio-Technology General @13.125            1,312
              METAL PRODUCTS/FABRICATION--2.2%
    20,000    *Kaydon Corp. @47.125                       943
    99,900    Oregon Metallurgical, Inc. @32.250        3,222
                                                        4,165

See notes to Portfolio of Investments.

 Shares    Company (Closing Price)                        Value
           MISCELLANEOUS--0.5%
    20,000 MPP Certificates @49.679                      $    994
           OIL & GAS--4.0%
    70,000 Basic Petroleum International, Ltd. @33.000      2,310
    30,000 Belco Oil & Gas Corp. @27.375                      821
  **15,000 Chesapeake Energy Corp. @55.625                    834
   100,000 Marine Drilling Company, Inc. @19.687            1,969
    30,000 *Noble Affiliates, Inc. @47.875                  1,436
                                                            7,370
           REAL ESTATE OPERATIONS--0.2%
    16,900 Fairfield Communities @24.750                      418
           RESTAURANTS--7.8%
    15,000 Dave & Buster's, Inc. @20.125                      302
    30,000 Einstein/Noah Bagel Corp. @29.750                  892
   280,000 Logan's Roadhouse, Inc. @23.500                  6,580
   120,000 Lone Star Steakhouse &
           Saloon, Inc. @26.750                             3,210
    30,000 Outback Steakhouse, Inc. @26.750                   803
    45,000 Papa John's International,
           Inc. @33.750                                     1,519
    29,400 Quality Dining, Inc. @17.875                       526
    30,000 Rainforest Cafe, Inc. @23.500                      705
                                                           14,537
           RETAIL--APPAREL--2.6%
    32,000 Delia's, Inc. @19.875                              636
   100,000 Gadzooks, Inc. @18.250                           1,825
    45,000 Just for Feet, Inc. @26.250                      1,181
    20,000 Pacific Sunwear of CA,
           Inc. @25.750                                       515
    30,000 The Finish Line @21.125                            634
                                                            4,791
           RETAIL MISCELLANEOUS--0.2%
    10,000 Global Direct Mail Corp. @43.625                   436
           RETAIL/WHOLESALE--COMPUTERS--1.9%
    10,000 Computerland @24.752                               248
    91,100 En Pointe Technologies, Inc. @9.750                888
    50,000 Pomeroy Computer
           Resources @36.750                                1,838
    20,000 Insight Enterprises, Inc. @28.000                  560
                                                            3,534
           SOAP & CLEANING PREPARATIONS--0.7%
    30,000 USA Detergents, Inc. @41.625                     1,249

 Shares        Company (Closing Price)                  Value
               TELECOMMUNICATIONS--6.5%
    100,000    Anicom, Inc. @9.250                     $    925
     20,000    International Telecomm Data
               Systems @24.250                              485
   **90,000    MRV Communications, Inc. @21.750           1,957
    100,000    Mastec, Inc. @53.000                       5,300
   **35,000    P-Com, Inc. @29.625                        1,037
     30,000    Polycom, Inc. @4.875                         146
     17,000    Premiere Technologies, Inc. @25.000          425
   **16,500    Premisys Communications, Ltd. @33.750        557
     40,000    Teledata Communications, Ltd. @23.000        920
     10,000    Tessco Technologies, Inc. @36.750            368
                                                         12,120
               TRUCKING--0.3%
     25,000    Knight Transportation, Inc. @19.000          475
               TOTAL EQUITY SECURITIES
               (COST: $124,279,000)                     183,102

 Convertible Debt Obligations - 3.3%
 Face Amount                                            Value
               FINANCE--CONSUMER LOANS--0.5%
 $  800,000    *Cityscape Financial, Inc.
               6.00% due 12-15-03 @104.000             $    832
               MEDICAL--MANAGEMENT SERVICES--0.8%
  1,500,000    *Complete Management, Inc.
               8.00% due 12-15-03 @100.000                1,500
               MEDICAL--NURSING HOMES--0.5%
  1,000,000    *Theratx, Inc.
               8.00% due 2-1-02 @91.500                     915
               POLLUTION CONTROL--0.0%
    580,000(a) Growth Environmental, Inc.
               9.00% due 4-30-97 @0.000                      --
               RESTAURANTS--0.7%
  1,250,000    *Hometown Buffet, Inc.
               7.00% due 12-1-02 @103.000                 1,288
               RETAIL--0.0%
    600,000(a) Zam's, Inc.
               7.50% due 10-31-00 @0.000                     --
               SCHOOLS--0.8%
  1,250,000    *Youth Services International, Inc.
               7.00% due 2-01-06 @124.500                 1,556
               TOTAL CONVERTIBLE DEBT OBLIGATIONS
               (COST: $8,185,000)                         6,091

See notes to Portfolio of Investments.

 Commercial Paper - 1.4%

Face Amount                                         Value
$1,674,000   General Motors Acceptance Corporation
             6.03% due 01-02-97                    $  1,674
 1,000,000   Heller Financial, Inc.
             6.75 due 01-06-97                          999
             TOTAL COMMERCIAL PAPER
             (COST: $2,673,000)                       2,673
                                                   --------
             TOTAL INVESTMENTS--103.4%
             (COST: $135,137,000)                   191,866

 Covered Call Options - (0.3%)

 Contracts
         50 APAC Teleservices, Inc., January $60        $     --
        150 Applix, Inc., January $30                         (1)
        100 Applix, Inc., January $40                         --
        100 Aspen Technology, Inc., January $80              (33)
        100 Atmel Corp., February $37                        (14)
        300 Brooktrout Technology, January $40                --
        150 Chesapeake Energy Company, January $65           (12)
        180 Citrix Systems, Inc., January $60                 --
        400 DSP Communications, Inc., February $32            --
        100 Dura Pharmaceuticals, January $40                (75)
        200 Dura Pharmaceuticals, January $45                (75)
        100 ESS Technology, February $35                     (10)
        300 ETEC Systems, Inc., January $40                  (34)
        250 Electronic For Imaging, January $80             (140)
        100 Electronic For Imaging, January $90               (8)
        250 Employee Solutions, Inc., February $25           (31)
        220 MRV Communications, Inc., January $30             (3)
        100 Mcafee Associates, Inc., January $55              (1)
         15 Network Appliances, Inc., January $55             (1)
        100 P-Com, Inc., January $35                          (1)
        100 Premisys Communications, January $60              --
        100 U.S. Robotics, January $85                        (1)
        100 U.S. Robotics, February $85                      (20)
        100 U.S. Robotics, February $110                      (3)
         50 Uniphase Corporation, January $60                 (4)
         50 Uniphase Corporation, January $65                 (1)
        200 Veritas Software Corporation, January $55        (15)
        100 Zoltek Companies, Inc., January $45               --
         35 Zoltek Companies, Inc., January $50               --
                                                        --------
            Total Covered Call Options
            (Premium received: $872,000)                    (483)
            LIABILITIES LESS OTHER ASSETS--(3.1%)         (5,788)
                                                        --------
            NET ASSETS--100%                            $185,595
                                                        ========

 Notes to Portfolio of Investments

* Income producing security during the year ended December 31, 1996.
** All or a portion of these stocks were held in escrow at December 31, 1996 to cover call options written. The aggregate market value was $17,465,000. Based on the cost of investments of $135,137,000 for federal income tax purposes at December 31, 1996, the aggregate gross unrealized appreciation was $68,705,000, the aggregate gross unrealized depreciation was $11,976,000 and the net unrealized appreciation of investments was $56,729,000.
(a) The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the dates of acquisition and at fair value as determined by the board of trustees of the Fund as of December 31, 1996. The aggregate value of restricted securities was $735,000 or 0.4% of net assets, at December 31, 1996.
  Retirement Care Associates, Inc. 84,656 shares purchased in July, 1995 at a cost of $683,000 and 16,538 shares purchased in August, 1995 at a cost of $133,000.
  Growth Environmental, Inc. $580,000 face amount convertible debt purchased in May, 1994 at a cost of $580,000.
  Zam's, Inc. $600,000 face amount convertible debt purchased in November, 1993 at a cost of $600,000.

OBERWEIS MICRO-CAP PORTFOLIO

 PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1996 (Value in thousands)

 Equity Securities - 98.1%

 Shares    Company (Closing Price)                             Value
           AIRLINES--0.6%
    60,000 Frontier Airlines @3.250                           $    195
           APPAREL--3.9%
    60,000 Hot Topic, Inc. @19.750                               1,185
           BUILDING MATERIALS & COMPONENTS--0.8%
    20,000 Tower Technology, Inc. @11.500                          230
           COMMERCIAL--SERVICES--4.9%
    28,000 ATC Communications @13.250                              371
    22,500 Analytical Surveys, Inc. @9.875                         222
    20,000 Automobile Protection Corporation @4.281                 86
   100,000 Interstate Natl Dealer SVCS @5.500                      550
    30,000 RCM Technologies, Inc. @8.750                           262
                                                                 1,491
           COMPUTER--INTEGRATED SYSTEMS--0.8%
     9,000 Brooktrout Technology, Inc. @28.000                     252
           COMPUTER--MEMORY DEVICES--6.5%
    70,000 Advanced Digital Information Corporation @16.250      1,138
    35,000 Intevac, Inc. @17.000                                   595
    29,500 Silicon Storage Technology @4.875                       144
   **5,000 Smart Modular Technologies @25.125                      126
                                                                 2,003
           COMPUTER--OPTICAL RECOGNITION--0.2%
    30,000 Mitek Systems, Inc. @1.562                               47
           COMPUTER--PERIPHERAL--1.1%
    17,500 Altris Software, Inc. @6.500                            114
    30,000 Loronix Information System @3.562                       107
     7,000 Trident International, Inc. @16.250                     113
                                                                   334
           COMPUTER--SOFTWARE--5.0%
    20,000 Computer Research, Inc. @2.125                           43
    40,000 Datawatch Research, Inc. @5.750                         230
    40,000 Premis Corporation @5.625                               225
     5,000 Project Software & Development @42.375                  211
    13,200 Research Engineers, Inc. @3.375                          44
    45,000 Restrac, Inc. @4.875                                    219
    20,000 Rogue Wave Software @15.750                             315
    20,000 Tripos, Inc. @11.750                                    235
                                                                 1,522
           CONSUMER--PRODUCTS--0.6%
    23,000 Platinum Entertainment, Inc. @8.000                     184
           COSMETICS/PERSONAL CARE--2.4%
    32,000 Amrion, Inc. @22.625                                    724

 Shares    Company (Closing Price)                  Value

           ELECTRICAL--EQUIPMENT/COMPONENTS--8.0%
    30,000 JPM Company @17.500                     $   525
    40,000 KVH Industries, Inc. @7.750                 310
    25,000 Nice Systems LTD @18.000                    450
   **6,000 Proxim, Inc. @23.000                        138
   110,800 RF Power Products, Inc. @2.500              277
   100,000 WPI Group, Inc. @7.625                      762
                                                     2,462
           ELECTRICAL--INSTRUMENTS--1.1%
    15,000 Amer Science & Engine, Inc. @13.500         203
    15,000 Thermo Voltek Corporation @9.875            148
                                                       351
           ELECTRICAL--LASER SYSTEMS--1.6%
    60,000 Excel Technology, Inc. @8.125               488
           ELECTRONICS--MILITARY SYSTEMS--1.6%
    40,000 Diagnostic/Retrieval Systems @12.500        500
           ELECTRONICS--SEMI-CONDUCTORS/
           COMPONENTS--4.0%
    50,000 CFM Technologies @20.750                  1,037
    25,000 Hytek Microsystems, Inc. @2.500              63
    50,000 Oryx Technology Corporation @2.875          144
                                                     1,244
           ENERGY DEVELOPMENT--1.6%
    50,000 York Research @9.500                        475
           FINANCIAL SERVICES--MISC.--1.9%
    25,000 Healthcare Financial Partners @12.750       318
    22,000 Rockford Industries, Inc. @12.500           275
                                                       593
           FOOD--MISCELLANEOUS--1.5%
    60,000 Unimark Group, Inc. @7.750                  465
           HEALTH CARE--MANAGEMENT--0.2%
    12,000 Medical Asset Management, Inc. @4.687        56
           HOUSEHOLD--APPLIANCES--1.9%
    87,500 Iona Appliances, Inc. @6.750                591
           LEISURE--1.2%
    20,000 Action Performance COS, Inc. @18.000        360
           MACHINERY--4.4%
    25,000 ASV, Inc @27.875                            697
    40,000 Raster Graphics, Inc. @11.875               475
    20,000 Schmitt Industries, Inc. @9.500             190
                                                     1,362
           MEDIA--PERIODICALS--1.1%
    45,000 Individual Investor Group @7.250            326
           MEDICAL/DENTAL SUPPLIES--5.0%
    50,000 Cohr, Inc. @27.000                        1,350
    20,000 Urocor, Inc. @9.562                         191
                                                     1,541

See notes to Portfolio of Investments.

 Shares    Company (Closing Price)                      Value
           MEDICAL PRODUCTS--3.0%
    52,500 Biosource International, Inc. @6.875        $   361
     7,500 Clintrials Research, Inc. @22.750               171
    85,000 Contour Medical, Inc. @4.625                    393
                                                           925
           MEDICAL INSTRUMENTS--2.4%
    70,000 Exatech, Inc. @9.000                            630
    10,000 Seamed Corporation @10.875                      109
                                                           739
           MEDICAL--OUTPATIENT/HOMECARE--3.5%
   135,000 Diagnostic Health Services, Inc. @8.000       1,080
           METAL--FABRICATION/PRODUCTION--1.8%
    60,000 Dynamic Material Corporation @9.375             563
           METAL--STEEL--1.2%
    30,000 Maverick Tube Corporation @12.750               382
           OIL & GAS SERVICES--0.3%
    10,000 3D Geophysical, Inc. @9.000                      90
           POLLUTION CONTROL--1.1%
    40,000 American Eco Corporation @6.875                 275
    35,000 Waste Technology Corporation @1.437              50
                                                           325
           RESTAURANTS--5.6%
    40,000 *Blimpie International, Inc. @10.375            415
    55,000 Logan's Roadhouse, Inc. @23.500               1,292
                                                         1,707
           RETAIL--HOME FURNISHINGS--0.9%
    30,000 Rent-Way, Inc. @9.625                           289
           RETAIL/WHOLESALE--COMPUTERS--4.1%
    70,000 En Pointe Technologies, Inc. @9.750             682
    58,000 Multiple Zones Intl, Inc. @9.750                566
                                                         1,248
           SEMI-CONDUCTORS/COMPONENTS--0.3%
    10,000 Semiconductor Pkg. Material @10.875             109
           TELECOMMUNICATIONS--0.9%
    40,000 Tech Service WT @.625                            25
    30,000 World Access, Inc. @8.000                       240
                                                           265
           TELECOMMUNICATIONS--EQUIPMENT--6.6%
    60,000 AML Commnications, Inc. @13.375                 803
    10,000 Geotel Communications Corporation @13.000       130
    40,000 Technology Services Group @7.750                310
     8,000 Tollgrade Communications, Inc. @31.000          248
    60,000 Viasat, Inc. @9.000                             540
                                                         2,031
           TELECOMMUNICATIONS--SERVICES--0.3%
     5,000 Total Tel USA @18.750                            94

 Shares    Company (Closing Price)                      Value


           TEXTILE--MANUFACTURING--3.2%
   20,000  Cutter & Buck, Inc. @11.625                 $   233
   60,000  Sport-Haley, Inc. @12.562                       754
                                                           987
           TOYS & SPORTING GOODS--0.1%
    2,500  Equity Marketing, Inc. @18.500                   46
           TRANSPORTATION SERVICES--0.9%
  100,000  Golden Eagle Group, Inc. @2.750                 275
           TOTAL EQUITY SECUITIES
           (COST: $29,701,000)                          30,136

 Repurchase Agreements--1.3%

   Face
  Amount                                                Value
 $409,000  State Street Bank & Trust Company
           Dated 12/31/96, Collateralized by           $   409
           U.S. Treasury Bills
           4.00%, 1/02/97
           TOTAL REPURCHASE AGREEMENTS
           (COST: $409,000)                                409
                                                       -------
           TOTAL INVESTMENTS--99.4%
           (COST: $30,110,000)                          30,545

 Covered Call Options--0.0%

 Contracts                                              Value
       25  Proxim, Inc. January $25@.500               $   (1)
       25  Smart Modular Technology January $30@.062        --
                                                       -------
           Total Covered Call Options                      (1)
           (Premium received: $5,000)
           OTHER ASSETS LESS LIABILITIES--0.6%             189
                                                       -------
           NET ASSETS--100%                            $30,733
                                                       =======

 Notes to Portfolio of Investments

* Income producing security during the year ended December 31, 1996.
** All or a portion of these stocks were held in escrow at December 31, 1996 to cover call options written. The aggregate market value was $120,000.
Based on the cost of investments of $30,110,000 for federal income tax purposes at December 31, 1996 the aggregate gross unrealized appreciation was $4,728,000, the aggregate gross unrealized depreciation was $4,293,000 and the net unrealized appreciation of investments was $435,000.

OBERWEIS MID-CAP PORTFOLIO

 PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1996 (Value in thousands)

 Equity Securities - 99.9%

 Shares    Company (Closing Price)                  Value
           APPAREL--13.0%
     2,000 Fila Holdings @58.125                   $    116
     3,000 Gucci Group @63.875                          192
     5,000 Nautica Enterprises, Inc. @25.250            126
     2,000 *St. John Knits, Inc. @43.500                 87
     6,000 *TJX Companies, Inc. @47.375                 284
     3,000 Tommy Hilfiger Corporation @48.000           144
                                                        949
           AUTO PARTS--2.9%
     2,000 Gentex Corporation @20.125                    40
     5,000 Lear Corporation @34.125                     171
                                                        211
           COMMERCIAL SERVICES--1.0%
     2,000 Robert Half Intl, Inc. @34.375                69
           COMPUTER--MEMORY DEVICES--5.0%
     2,000 C-Cube Microsystems, Inc. @36.937             74
     7,000 Iomega Corporation @17.375                   122
     3,000 Western Digital Corporation @56.875          171
                                                        367
           COMPUTER PERIPHERALS--1.7%
     1,000 Gateway 2000, Inc. @53.562                    53
     1,000 U.S. Robotics Corporation @ 72.000            72
                                                        125
           COMPUTER SERVICES--2.3%
     4,000 Technology Solutions Co. @41.500             166
           COMPUTER SOFTWARE--10.6%
     3,000 Cognos, Inc. @28.125                          84
     3,000 Cadence Design Systems @39.750               119
     3,000 McAfee Associates, Inc. @44.000              132
     5,000 Rational Software Corporation @39.562        198
     2,000 Videoserver, Inc. @42.500                     85
     3,100 Visio Corporation @49.500                    154
                                                        772
           ELECTRONICS--LASER SYSTEMS/
           COMPONENTS--1.1%
     1,700 Cymer, Inc. @48.125                           82
           ELECTRONICS--MISCELLANEOUS
           COMPONENTS--1.2%
     2,000 SCI Systems, Inc. @44.625                     89

 Shares  Company (Closing Price)                        Value
         ELECTRONICS--SEMI-CONDUCTORS/
         COMPONENTS--5.8%
  12,000 DSP Communications, Inc. @19.375              $    232
 **5,000 ETEC Systems, Inc. @38.250                         191
                                                            423
         FINANCIAL--CONSUMER LOANS--5.1%
  10,000 Americredit Corporation @20.500                    205
   8,000 Imperial Credit Industries @21.000                 168
                                                            373
         FINANCIAL SERVICES--MISC.--1.6%
   5,000 Metris Companies, Inc. @24.000                     120
         HEALTH MAINTENANCE ORGANIZATION--2.4%
   3,000 Oxford Health Plans Corp. @58.562                  176
         HOME FURNISHINGS--1.9%
  10,000 Furniture Brands Intl, Inc. @14.000                140
         MEDICAL--ETHICAL DRUGS--1.0%
   2,000 *Jones Medical @36.625                              73
         MEDICAL--OUTPATIENT/HOMECARE--2.0%
   4,000 Total Renal Care Holdings @36.250                  145
         OIL & GAS EXPLORATION--1.5%
   2,000 Chesapeake Energy Corporation @55.625              111
         OIL & GAS--MACHINERY/EQUIPMENT--4.9%
   3,000 Energy Ventures, Inc. @50.875                      153
  10,000 Global Marine, Inc. @20.625                        206
                                                            359
         POLLUTION CONTROL--1.0%
   2,000 United Waste Systems, Inc. @34.375                  69
         RESTAURANTS--3.4%
   7,000 Boston Chicken, Inc. @35.875                       251
         RETAIL--2.6%
   5,000 Abercrombie & Fitch Co. @16.500                     82
   5,000 Eagle Hardware & Garden @20.750                    104
                                                            186
         RETAIL/WHOLESALE--COMPUTERS--7.9%
   2,000 CompUSA, Inc. @20.625                               41
   6,000 Ingram Micro, Inc. @23.000                         138
   5,000 Tech Data Corporation @27.375                      137
   5,000 Vanstar 6.75% Convertible Preferred @52.375        262
                                                            578

See notes to Portfolio of Investments.

 Shares    Company (Closing Price)                            Value
           STEEL--4.7%
     8,000 Titanium Metals Corporation @32.875               $    263
     5,000 Tubos De Acero @15.875                                  79
                                                                  342
           TELECOMMUNICATIONS--12.0%
     2,000 Asia Satellite Telecommunications, Inc. @23.375         47
     1,500 Aspect Telecommunications @63.500                       95
     4,000 LCI International, Inc. @21.500                         86
     7,000 Mastec, Inc. @53.000                                   371
     2,000 *National Data Corporation @43.500                      87
   **5,500 Premisys Communications @33.750                        186
                                                                  872
           TRANSPORTATION--MISC.--3.3%
     5,000 Atlas Air, Inc. @47.750                                239
           TOTAL EQUITY SECURITIES
           (COST: $7,051,000)                                   7,287

 Covered Call Options--(0.1%)
 Contracts                                                    Value
        20 ETEC Systems, Inc. January $35                    $     (7)
        10 Premisys Communications January $60                     --
                                                             --------
           Total Covered Call Options
           (Premium received: $6,000)                              (7)
           OTHER ASSETS LESS LIABILITIES--0.2%                     15
                                                             --------
           NET ASSETS--100%                                  $  7,295
                                                             ========


 Notes to Portfolio of Investments

* Income producing security during the year ended December 31, 1996.
** All or a portion of these stocks were held in escrow at December 31, 1996 to cover call options written. The aggregate market value was $110,000.
Based on the cost of investments of $7,051,000 for federal income tax purposes at December 31, 1996, the aggregate gross unrealized appreciation was $742,000 the aggregate gross unrealized depreciation was $506,000 and the net unrealized appreciation of investments was $236,000.

THE OBERWEIS FUNDS

 STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996
(in thousands, except pricing of shares)

                                           EMERGING GROWTH MICRO-CAP  MID-CAP
                                              PORTFOLIO    PORTFOLIO PORTFOLIO
                                           --------------- --------- ---------
ASSETS:
  Investment securities at market value
   (Cost: $135,137, $30,110 and $7,051,
    respectively)                             $191,866      $30,545   $7,287
  Cash                                             191           42       --
  Receivable from fund shares sold                 127           79       49
  Receivable from securities sold                  474          449      130
  Dividends and interest receivable                 99           --       --
  Deferred organizational costs                     --           49       54
  Prepaid expenses                                  27            8        1
                                              --------      -------   ------
    Total Assets                               192,784       31,172    7,521
LIABILITIES:
  Cash overdraft                                    --           --      129
  Options written at value (Premiums
   received: $872
   $5 and $6, respectively)                        483            1        7
  Payable for fund shares redeemed               4,488          362       70
  Payable for securities purchased               1,930           --       --
  Payable to advisor                               128           34        2
  Payable to distributor                            39            7        1
  Accrued expenses                                 121           35       17
                                              --------      -------   ------
    Total Liabilities                            7,189          439      226
                                              --------      -------   ------
NET ASSETS                                    $185,595      $30,733   $7,295
                                              ========      =======   ======
ANALYSIS OF NET ASSETS:
  Aggregate paid in capital                   $123,305      $31,697   $7,123
  Accumulated net realized gain (loss)
   from investment transactions                  5,172       (1,403)     (63)
  Net unrealized appreciation of
   investments                                  57,118          439      235
                                              --------      -------   ------
    Net Assets                                $185,595      $30,733   $7,295
                                              ========      =======   ======
THE PRICING OF SHARES:
  Net asset value and offering price per
   share
EMERGING GROWTH PORTFOLIO:
  ($185,595,219 divided by 5,648,608
   shares outstanding)                        $  32.86
                                              ========
MICRO-CAP PORTFOLIO:
  ($30,732,858 divided by 2,502,168 shares
   outstanding)                                             $ 12.28
                                                            =======
MID-CAP PORTFOLIO:
  ($7,294,755 divided by 709,216 shares
   outstanding)                                                       $10.29
                                                                      ======

                See accompanying notes to financial statements.

THE OBERWEIS FUNDS

 STATEMENT OF OPERATIONS

(in thousands)

                          EMERGING GROWTH      MICRO-CAP           MID-CAP
                             PORTFOLIO         PORTFOLIO          PORTFOLIO
                            YEAR ENDED     JANUARY 1, 1996*- SEPTEMBER 15, 1996*-
                         DECEMBER 31, 1996 DECEMBER 31, 1996  DECEMBER 31, 1996
                         ----------------- ----------------- --------------------
INVESTMENT INCOME:
  Dividends                   $    67           $     4              $  1
  Interest                        859               225                 7
                              -------           -------              ----
    Total Investment
     Income                       926               229                 8
                              -------           -------              ----
EXPENSES:
  Advisory fees                   748               175                 8
  Management fees                 723               117                 8
  Distribution fees               452                73                 5
  Transfer agent fees             324               103                19
  Custodian fees                  167                52                14
  Professional fees               117                19                12
  Shareholder reports              87                 9                 1
  Registration fees                27                 3                --
  Insurance                        15                 1                --
  Organizational costs             --                12                 4
  Trustees fees                     8                 2                 1
  Other                             5                --                --
                              -------           -------              ----
    Total Expenses              2,673               566                72
                              -------           -------              ----
NET INVESTMENT LOSS
 BEFORE EXPENSE
 REIMBURSEMENT                 (1,747)             (337)              (64)
  Expense Reimbursement            --                --                30
                              -------           -------              ----
NET INVESTMENT LOSS            (1,747)             (337)              (34)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) from
   investment
   transactions                11,328            (1,472)              (64)
  Net realized gain
   from covered call
   options written              1,938                69                 1
                              -------           -------              ----
    Total net realized
     gain (loss)               13,266            (1,403)              (63)
  Increase in net
   unrealized
   appreciation of
   investments                 14,469               439               235
                              -------           -------              ----
    Net realized and
     unrealized gain
     (loss) on
     investments               27,735              (964)              172
                              -------           -------              ----
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS                   $25,988           $(1,301)             $138
                              =======           =======              ====

*Commencement of operations.

                See accompanying notes to financial statements.

THE OBERWEIS FUNDS

 STATEMENT OF CHANGES IN NET ASSETS

(in thousands)

                                              EMERGING GROWTH PORTFOLIO
                                               YEARS ENDED DECEMBER 31,
                                       ----------------------------------------
                                              1996                 1995
                                       ------------------- --------------------
FROM OPERATIONS:
  Net investment loss                       $ (1,747)            $ (1,441)
  Net realized gain from investment
   transactions                               13,266               12,380
  Increase in net unrealized
   appreciation of investments                14,469               27,643
                                            --------             --------
  Net increase in net assets resulting
   from operations                            25,988               38,582
                                            --------             --------
FROM DISTRIBUTIONS:
  Distributions from net realized
   gains on investments                      (14,255)              (6,202)
                                            --------             --------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares           178,552               54,110
  Shares issued in reinvestment of
   distribution                               13,043                5,983
  Redemption of shares                      (152,396)             (47,824)
                                            --------             --------
  Net increase from capital share
   transactions                               39,199               12,269
                                            --------             --------
  Total increase in net assets                50,932               44,649
NET ASSETS:
  Beginning of year                          134,663               90,014
                                            --------             --------
  End of year                               $185,595             $134,663
                                            ========             ========

-------------------------------------------------------------------------------

                                       MICRO-CAP PORTFOLIO  MID-CAP PORTFOLIO
                                        JANUARY 1, 1996*-  SEPTEMBER 15, 1996*-
                                        DECEMBER 31, 1996   DECEMBER 31, 1996
                                       ------------------- --------------------
FROM OPERATIONS:
  Net investment loss                       $   (337)            $    (34)
  Net realized loss from investment
   transactions                               (1,403)                 (63)
  Increase in net unrealized
   appreciation of investments                   439                  235
                                            --------             --------
  Net increase (decrease) in net
   assets resulting from operations           (1,301)                 138
                                            --------             --------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares            55,859                8,325
  Redemption of shares                       (23,925)              (1,178)
                                            --------             --------
  Net increase from capital share
   transactions                               31,934                7,147
                                            --------             --------
  Total increase in net assets                30,633                7,285
NET ASSETS:
  Beginning of period                            100                   10
                                            --------             --------
  End of period                             $ 30,733             $  7,295
                                            ========             ========

*Commencement of operations.

                See accompanying notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

December 31, 1996
1. SIGNIFICANT ACCOUNTING POLICIES

Description of Business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, which prior to January 1, 1996 was known as the Oberweis Emerging Growth Fund, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the highest closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. The Oberweis Emerging Growth Portfolio paid a dividend consisting of net long term realized gains from the sale of securities of $14,255,000 in 1996 to shareholders of record on November 13, 1996. The Micro-Cap Portfolio and Mid-Cap Portfolio have capital loss carryforwards of $1,403,000 and $63,000, respectively, which if not used to offset future net realized capital gains will expire in 2004.

Organizational Costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

2. TRANSACTIONS WITH AFFILIATES

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Fund's investment adviser and manager. Effective January 1, 1997, Oberweis Brokerage, Inc., an affiliate of OAM, became the Funds' principal distributor. Prior to 1997, The Chicago Corporation ("TCC") acted as the Funds' distributor and shareholder service agent.

Advisory agreement. For investment advisory services the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to
 .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets on all assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets on all assets. For the period ended December 31, 1996, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred advisory fees totaling $748,000, $175,000, and $8,000 respectively.

Management agreement. During the period ended December 31, 1996, for management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of their average daily net assets. For the period ended December 31, 1996, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $723,000, $117,000, and $8,000 respectively.

Expense Reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expense, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000; or such lower percentage as may be required by any state where the Fund's shares are registered. OAM reimbursed the Mid-Cap Portfolio $30,000 for the year.

Officers and trustees. Certain officers or trustees of the Funds are also employees, officers or directors of OAM and until January 1, 1997, TCC. During the year ended December 31, 1996, the Funds made no direct payments to its officers and paid $11,000 to their unaffiliated trustees.

Distribution and shareholder service expense. The Funds had a distribution and shareholder services agreement with TCC. For services under the distribution and shareholder servicing agreement, the Funds paid TCC a fee at the annual rate of .25% of the average daily net assets. For the period ended December 31, 1996, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $452,000, $73,000, and $5,000 respectively.

Commissions. The Funds pay TCC for executing some of the Funds' agency security transactions at competitive rates, typically $.03 per share. For the period ended December 31, 1996, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $12,000, $2,000 and $0, respectively to TCC.

3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold during the period ended December 31, 1996, other than options written and money market investments, aggregated $139,484,000 and $111,087,000, respectively for the Emerging Growth Portfolio, $48,571,000 and $17,399,000 respectively for the Micro-Cap Portfolio, and $7,548,000 and $434,000 respectively for the Mid-Cap Portfolio.

Transactions in options written for the period ended December 31, 1996 were as follows:

                           EMERGING GROWTH         MICRO-CAP            MID-CAP
                              PORTFOLIO            PORTFOLIO           PORTFOLIO
                        ---------------------  ------------------  ------------------
                         NUMBER                 NUMBER              NUMBER
                           OF      PREMIUMS       OF     PREMIUMS     OF     PREMIUMS
                        CONTRACTS  RECEIVED    CONTRACTS RECEIVED  CONTRACTS RECEIVED
                        --------- -----------  --------- --------  --------- --------
Options outstanding at
 beginning of period       3,870  $ 1,493,000      --    $     --      --     $   --
Options written           24,032    5,192,000     500      80,000      33      6,000
Options expired          (17,364)  (4,093,000)   (350)    (50,000)     (3)        --
Options closed            (5,285)  (1,499,000)   (100)    (25,000)     --         --
Options assigned          (1,153)    (221,000)     --          --      --         --
                         -------  -----------    ----    --------     ---     ------
Options outstanding at
 end of period             4,100  $   872,000      50    $  5,000      30     $6,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of each Fund:

                               EMERGING GROWTH            EMERGING GROWTH
                             PORTFOLIO YEAR ENDED      PORTFOLIO YEAR ENDED
                              DECEMBER 31, 1996          DECEMBER 31, 1995
                           -------------------------  ------------------------
                             SHARES       AMOUNT        SHARES       AMOUNT
                           ----------  -------------  ----------  ------------
Shares sold                 5,132,000  $ 178,552,000   2,039,000  $ 54,110,000
Shares issued in
 reinvestment of
 dividends                    415,000     13,043,000     208,000     5,983,000
Less shares redeemed       (4,528,000)  (152,396,000) (1,820,000)  (47,824,000)
                           ----------  -------------  ----------  ------------
Net increase from capital
 share transactions         1,019,000  $  39,199,000     427,000  $ 12,269,000
                             MICRO-CAP PORTFOLIO        MID-CAP PORTFOLIO
                               JANUARY 1, 1996-         SEPTEMBER 15, 1996-
                              DECEMBER 31, 1996          DECEMBER 31, 1996
                           -------------------------  ------------------------
                             SHARES       AMOUNT        SHARES       AMOUNT
                           ----------  -------------  ----------  ------------
Shares sold                 4,315,000  $  55,859,000     821,000  $  8,325,000
Shares issued in
 reinvestment of
 dividends                         --             --          --            --
Less shares redeemed       (1,823,000)   (23,925,000)   (113,000)   (1,178,000)
                           ----------  -------------  ----------  ------------
Net increase from capital
 share transactions         2,492,000  $  31,934,000     708,000  $  7,147,000

5. REDEMPTION FEE

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $59,000 and $3,000, respectively, for the period ended December 31, 1996, and were recorded as a reduction of shares redeemed in the statement of changes in net assets.

 FINANCIAL HIGHLIGHTS


Per share income and capital changes for a share outstanding throughout the year is as follows:

                                 EMERGING GROWTH PORTFOLIO
                         ----------------------------------------------------
                                  YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------
                           1996      1995        1994      1993        1992
                         --------  --------     -------  --------     -------
Net asset value at
 beginning of year       $  29.09  $  21.41     $ 22.19  $  20.90     $ 18.39
Income from investment
 operations:
Net investment loss (a)      (.32)     (.33)       (.22)     (.22)       (.21)
Net realized and
 unrealized gain (loss)
 on investments              6.73      9.43        (.56)     2.25        2.72
                         --------  --------     -------  --------     -------
Total from investment
 operations                  6.41      9.10        (.78)     2.03        2.51
Less Distributions:
Distribution from net
 realized gains on
 investments                (2.64)    (1.42)         --      (.74)         --
                         --------  --------     -------  --------     -------
Net asset value at end
 of year                 $  32.86  $  29.09     $ 21.41  $  22.19     $ 20.90
                         ========  ========     =======  ========     =======
Total Return (%)             22.5      42.6        (3.5)      9.7        13.7
Ratio/Supplemental Data
Net Assets at end of
 period (in thousands)   $185,595  $134,663     $90,014  $104,324     $54,063
Ratio of expenses to
 average net assets (%)      1.48      1.73 (b)    1.78      1.80 (b)    1.99 (b)
Ratio of net investment
 loss to average net
 assets (%)                 (0.97)    (1.24)      (1.06)    (1.04)      (1.14)
Portfolio turnover rate
 (%)                           64        79          66        70          63
Average commission rate
 paid                    $  .0413        --          --        --          --

--------
Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the year.
(b) Net of expense reimbursement from related parties. Expense ratios would have been 1.77%, 1.82%, and 2.41%, for 1995, 1993, and 1992, respectively before expense reimbursement.

 FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period is as follows:

                                        MICRO-CAP           MID-CAP
                                        PORTFOLIO          PORTFOLIO
                                    JANUARY 1, 1996*- SEPTEMBER 15, 1996*-
                                    DECEMBER 31, 1996  DECEMBER 31, 1996
                                    ----------------- --------------------
Net asset value at beginning of
 period                                  $ 10.00             $10.00
Income from investment operations:
Net investment loss (a)                     (.15)              (.05)
Net realized and unrealized gain
 (loss) on investments                      2.43                .34
                                         -------             ------
Total from investment operations            2.28                .29
                                         -------             ------
Net asset value at end of period         $ 12.28             $10.29
                                         =======             ======
Total Return (%)                            22.8                2.9 (d)
Ratio/Supplemental Data
Net Assets at end of period (in
thousands)                               $30,733             $7,295
Ratio of expenses to average net
assets (%)                                  1.94               2.00 (b)(c)
Ratio of net investment loss to
average net assets (%)                     (1.15)             (1.62)(c)
Portfolio turnover rate (%)                   70                 21 (c)
Average commission rate paid             $ .0371             $.0371

--------
Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Net of expense reimbursement from related parties. The annualized expense ratio would have been 3.42% in 1996 before expense reimbursement.
(c)  Annualized.
(d)  Not annualized.
* Commencement of operations.

 REPORT OF INDEPENDENT AUDITORS
The Board of Trustees and Shareholders
 The Oberweis Funds--
  Emerging Growth Portfolio
  Micro-Cap Portfolio
  Mid-Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio as of December 31, 1996, the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio at December 31, 1996, the result of its operations, the changes in net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                 Ernst & Young LLP

Chicago, Illinois
January 29, 1997

                                                       LOGO    THE
                                                               OBERWEIS FUNDS


--------------------------------------------------------------------------------

James D.            Thomas J. Burke
Oberweis            Trustee
Trustee and
President           Edward F.
                    Streit
Douglas P.          Trustee
Hoffmeyer
Trustee
                    Martin L.
Patrick B.          Yokosawa
Joyce               Vice President
Executive Vice President

Treasurer
                    Sally A. Jordan
James W.            Secretary
Oberweis
Vice President
Margaret W.
Unsworth
Assistant
Secretary

MANAGER AND INVESTMENT ADVISOR
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL
60542
1-800-323-6166

DISTRIBUTOR
Oberweis Brokerage, Inc.
951 Ice Cream Dr., North Aurora, IL
60542
1-630-801-6000

CUSTODIAN AND TRANSFER AGENT
Investors Fiduciary Trust Company
P.O. Box 419042, Kansas City,
Missouri 64141
1-800-245-7311

COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, Illinois 60601

INDEPENDENT AUDITORS
Ernst & Young LLP
233 South Wacker Drive, Chicago, Illinois 60606       ANNUAL REPORT


LOGO                                     ---------------------------------------
                                                         AUDITED

     THE OBERWEIS FUNDS
     EMERGING GROWTH PORTFOLIO                      DECEMBER 31, 1996
     MICRO-CAP PORTFOLIO

     MID-CAP PORTFOLIO